UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2021
MFS®  Global Growth Fund
WGF-SEM

MFS® Global Growth Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure
Top ten holdings
Alphabet, Inc., “A”	5.7%
Microsoft Corp.	4.3%
Alibaba Group Holding Ltd.	3.1%
Accenture PLC, “A”	2.6%
Apple, Inc.	2.3%
Dollarama, Inc.	2.2%
Tencent Holdings Ltd.	2.0%
Boston Scientific Corp.	2.0%
Aon PLC	2.0%
Nestle S.A.	1.9%
GICS equity sectors (g)
Information Technology	22.4%
Health Care	15.4%
Consumer Discretionary	14.7%
Communication Services	12.4%
Consumer Staples	11.9%
Financials	8.9%
Industrials	8.7%
Materials	1.8%
Real Estate	1.8%
Utilities	0.7%
Issuer country weightings (x)
United States	63.1%
China	5.9%
Canada	5.5%
Switzerland	4.9%
United Kingdom	4.3%
France	3.4%
South Korea	2.4%
Germany	2.4%
Japan	2.1%
Other Countries	6.0%
Currency exposure weightings (y)
United States Dollar	66.7%
Euro	6.6%
British Pound Sterling	5.2%
Hong Kong Dollar	5.1%
Swiss Franc	4.9%
Canadian Dollar	3.3%
South Korean Won	2.4%
Japanese Yen	2.1%
Indian Rupee	1.5%
Other Currencies	2.2%

2

Portfolio Composition - continued
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	1.22%	$1,000.00	$1,254.08	$6.82
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
B	Actual	1.97%	$1,000.00	$1,249.21	$10.99
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.97%	$1,000.00	$1,249.50	$10.99
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
I	Actual	0.97%	$1,000.00	$1,255.49	$5.42
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R1	Actual	1.97%	$1,000.00	$1,249.38	$10.99
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
R2	Actual	1.47%	$1,000.00	$1,252.43	$8.21
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.22%	$1,000.00	$1,253.86	$6.82
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.97%	$1,000.00	$1,255.52	$5.42
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R6	Actual	0.90%	$1,000.00	$1,255.97	$5.03
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Alcoholic Beverages – 3.2%
Diageo PLC	280,538	$ 12,595,577
Kweichow Moutai Co. Ltd.	19,567	6,067,630
Pernod Ricard S.A.	34,975	7,177,712
		$25,840,919
Apparel Manufacturers – 5.5%
Adidas AG	41,545	$ 12,829,009
Burberry Group PLC (a)	342,077	9,736,689
LVMH Moet Hennessy Louis Vuitton SE	17,465	13,148,507
NIKE, Inc., “B”	67,048	8,891,906
		$44,606,111
Brokerage & Asset Managers – 2.6%
Blackstone Group, Inc.	66,470	$ 5,881,930
Charles Schwab Corp.	211,864	14,915,226
		$20,797,156
Business Services – 9.7%
Accenture PLC, “A”	72,188	$ 20,932,354
CGI, Inc. (a)	95,334	8,434,750
Cognizant Technology Solutions Corp., “A”	83,415	6,706,566
Equifax, Inc.	47,646	10,921,892
Fidelity National Information Services, Inc.	62,280	9,522,612
Fiserv, Inc. (a)	115,424	13,864,731
Verisk Analytics, Inc., “A”	41,588	7,826,862
		$78,209,767
Cable TV – 1.4%
Comcast Corp., “A”	195,252	$ 10,963,400
Computer Software – 4.3%
Microsoft Corp.	138,171	$ 34,843,963
Computer Software - Systems – 3.1%
Apple, Inc.	142,216	$ 18,695,715
Samsung Electronics Co. Ltd.	88,934	6,516,044
		$25,211,759
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.0%
Otis Worldwide Corp.	102,719	$ 7,998,729
Sherwin-Williams Co.	31,221	8,550,495
		$16,549,224
Consumer Products – 5.9%
Church & Dwight Co., Inc.	83,707	$ 7,177,038
Colgate-Palmolive Co.	96,081	7,753,737
Estee Lauder Cos., Inc., “A”	20,778	6,520,137
Kose Corp.	76,600	11,536,609
L’Oréal S.A.	9,917	4,073,395
Reckitt Benckiser Group PLC	124,851	11,123,167
		$48,184,083
Electrical Equipment – 3.5%
Amphenol Corp., “A”	184,366	$ 12,415,206
Fortive Corp.	112,963	8,000,040
TE Connectivity Ltd.	61,568	8,279,049
		$28,694,295
Electronics – 3.2%
Analog Devices, Inc.	45,241	$ 6,929,112
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	98,369	11,483,597
Texas Instruments, Inc.	40,302	7,274,914
		$25,687,623
Food & Beverages – 2.8%
Danone S.A.	47,751	$ 3,365,868
Nestle S.A.	127,859	15,243,677
PepsiCo, Inc.	25,688	3,703,182
		$22,312,727
Gaming & Lodging – 0.9%
Flutter Entertainment PLC (a)	35,991	$ 7,376,277
General Merchandise – 2.2%
Dollarama, Inc.	387,419	$ 18,054,233
Health Maintenance Organizations – 0.8%
Cigna Corp.	27,189	$ 6,770,333
Insurance – 3.1%
Aon PLC	63,867	$ 16,058,719
Marsh & McLennan Cos., Inc.	68,532	9,299,792
		$25,358,511
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 12.4%
Alibaba Group Holding Ltd. (a)	863,572	$ 25,014,155
Alphabet, Inc., “A” (a)	19,589	46,102,711
Naver Corp.	39,262	12,689,072
Tencent Holdings Ltd.	206,600	16,570,023
		$ 100,375,961
Leisure & Toys – 1.7%
Electronic Arts, Inc.	95,937	$ 13,630,729
Machinery & Tools – 1.4%
Daikin Industries Ltd.	24,900	$ 4,996,404
Schindler Holding AG	22,223	6,321,966
		$11,318,370
Medical & Health Technology & Services – 2.3%
ICON PLC (a)	40,103	$ 8,700,346
PRA Health Sciences, Inc. (a)	57,350	9,571,141
		$18,271,487
Medical Equipment – 10.4%
Abbott Laboratories	37,820	$ 4,541,426
Agilent Technologies, Inc.	57,384	7,668,798
Becton, Dickinson and Co.	41,831	10,407,971
Boston Scientific Corp. (a)	372,052	16,221,467
Danaher Corp.	40,989	10,408,747
Medtronic PLC	63,971	8,375,083
STERIS PLC	37,613	7,937,095
Stryker Corp.	41,398	10,872,357
Thermo Fisher Scientific, Inc.	16,450	7,735,283
		$84,168,227
Other Banks & Diversified Financials – 5.2%
Credicorp Ltd. (a)	19,385	$ 2,314,569
HDFC Bank Ltd. (a)	647,757	12,350,430
Julius Baer Group Ltd.	71,394	4,496,669
Mastercard, Inc., “A”	4,311	1,647,061
Moody's Corp.	21,384	6,986,366
Visa, Inc., “A”	59,891	13,988,142
		$41,783,237
Pharmaceuticals – 1.9%
Bayer AG	98,218	$ 6,355,205
Roche Holding AG	27,871	9,082,299
		$15,437,504
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	74,156	$ 6,709,734
Railroad & Shipping – 2.2%
Canadian National Railway Co.	52,885	$ 5,693,070
Canadian Pacific Railway Ltd.	32,741	12,216,649
		$17,909,719
Restaurants – 1.0%
Starbucks Corp.	70,182	$ 8,035,137
Specialty Chemicals – 0.8%
Croda International PLC	17,038	$ 1,591,592
Sika AG	15,467	4,613,425
		$6,205,017
Specialty Stores – 1.9%
Ross Stores, Inc.	61,148	$ 8,006,719
TJX Cos., Inc.	104,878	7,446,338
		$15,453,057
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	57,266	$ 14,589,659
Utilities - Electric Power – 0.7%
Xcel Energy, Inc.	78,194	$ 5,575,232
Total Common Stocks (Identified Cost, $472,627,453)		$798,923,451
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $9,081,891)	9,081,890	$ 9,081,890
Other Assets, Less Liabilities – 0.2%		1,424,426
Net Assets – 100.0%		$809,429,767

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,081,890 and $798,923,451, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
9

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
10

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $472,627,453)	$798,923,451
Investments in affiliated issuers, at value (identified cost, $9,081,891)	9,081,890
Cash	172,712
Foreign currency, at value (identified cost, $3,059)	2,369
Receivables for
Fund shares sold	1,384,029
Dividends	1,325,744
Receivable from investment adviser	14,916
Other assets	16,440
Total assets	$810,921,551
Liabilities
Payables for
Fund shares reacquired	$806,301
Payable to affiliates
Administrative services fee	642
Shareholder servicing costs	115,482
Distribution and service fees	6,622
Payable for independent Trustees' compensation	1,020
Deferred country tax expense payable	474,600
Accrued expenses and other liabilities	87,117
Total liabilities	$1,491,784
Net assets	$809,429,767
Net assets consist of
Paid-in capital	$457,306,685
Total distributable earnings (loss)	352,123,082
Net assets	$809,429,767
Shares of beneficial interest outstanding	12,900,301
11

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$375,138,799	6,028,220	$62.23
Class B	4,882,628	93,207	52.38
Class C	17,484,081	338,337	51.68
Class I	123,832,377	1,933,271	64.05
Class R1	692,852	13,440	51.55
Class R2	3,662,699	61,325	59.73
Class R3	5,016,009	80,994	61.93
Class R4	2,061,846	32,997	62.49
Class R6	276,658,476	4,318,510	64.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $66.03 [100 / 94.25 x $62.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
12

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$4,377,231
Other	20,318
Dividends from affiliated issuers	3,108
Foreign taxes withheld	(301,381)
Total investment income	$4,099,276
Expenses
Management fee	$3,311,474
Distribution and service fees	544,933
Shareholder servicing costs	248,713
Administrative services fee	51,605
Independent Trustees' compensation	6,736
Custodian fee	45,432
Shareholder communications	26,046
Audit and tax fees	41,553
Legal fees	2,271
Miscellaneous	104,503
Total expenses	$4,383,266
Fees paid indirectly	(5)
Reduction of expenses by investment adviser and distributor	(356,588)
Net expenses	$4,026,673
Net investment income (loss)	$72,603
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$29,281,851
Foreign currency	(64,589)
Net realized gain (loss)	$29,217,262
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $279,448 increase in deferred country tax)	$132,755,639
Affiliated issuers	(1)
Translation of assets and liabilities in foreign currencies	8,815
Net unrealized gain (loss)	$132,764,453
Net realized and unrealized gain (loss)	$161,981,715
Change in net assets from operations	$162,054,318
See Notes to Financial Statements
13

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$72,603	$384,486
Net realized gain (loss)	29,217,262	21,204,612
Net unrealized gain (loss)	132,764,453	42,327,587
Change in net assets from operations	$162,054,318	$63,916,685
Total distributions to shareholders	$(22,314,557)	$(11,012,322)
Change in net assets from fund share transactions	$40,433,303	$55,938,114
Total change in net assets	$180,173,064	$108,842,477
Net assets
At beginning of period	629,256,703	520,414,226
At end of period	$809,429,767	$629,256,703
See Notes to Financial Statements
14

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$51.22	$46.53	$40.55	$40.66	$32.89	$34.24
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.01)	$0.10	$0.09	$0.10(c)	$0.05
Net realized and unrealized gain (loss)	12.83	5.62	7.73	1.27	8.21	0.49
Total from investment operations	$12.80	$5.61	$7.83	$1.36	$8.31	$0.54
Less distributions declared to shareholders
From net investment income	$—	$(0.04)	$(0.04)	$(0.07)	$(0.02)	$(0.10)
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.79)	$(0.92)	$(1.85)	$(1.47)	$(0.54)	$(1.89)
Net asset value, end of period (x)	$62.23	$51.22	$46.53	$40.55	$40.66	$32.89
Total return (%) (r)(s)(t)(x)	25.41(n)	12.17	20.28	3.38	25.70(c)	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.36	1.38	1.39	1.38(c)	1.46
Expenses after expense reductions (f)	1.22(a)	1.21	1.31	1.37	1.33(c)	1.43
Net investment income (loss)	(0.10)(a)	(0.03)	0.23	0.21	0.29(c)	0.16
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$375,139	$290,411	$283,181	$214,801	$203,117	$173,456
See Notes to Financial Statements
15

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$43.53	$39.93	$35.28	$35.76	$29.18	$30.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.21)	$(0.32)	$(0.20)	$(0.20)	$(0.15)(c)	$(0.17)
Net realized and unrealized gain (loss)	10.85	4.80	6.66	1.12	7.25	0.42
Total from investment operations	$10.64	$4.48	$6.46	$0.92	$7.10	$0.25
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.79)	$(0.88)	$(1.81)	$(1.40)	$(0.52)	$(1.79)
Net asset value, end of period (x)	$52.38	$43.53	$39.93	$35.28	$35.76	$29.18
Total return (%) (r)(s)(t)(x)	24.92(n)	11.34	19.36	2.58	24.78(c)	1.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.11	2.13	2.14	2.13(c)	2.21
Expenses after expense reductions (f)	1.97(a)	1.97	2.08	2.13	2.08(c)	2.19
Net investment income (loss)	(0.87)(a)	(0.78)	(0.54)	(0.55)	(0.46)(c)	(0.60)
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$4,883	$4,277	$4,928	$5,020	$5,097	$4,823
See Notes to Financial Statements
16

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$42.96	$39.42	$34.85	$35.34	$28.85	$30.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.32)	$(0.20)	$(0.20)	$(0.14)(c)	$(0.17)
Net realized and unrealized gain (loss)	10.71	4.74	6.58	1.11	7.15	0.42
Total from investment operations	$10.51	$4.42	$6.38	$0.91	$7.01	$0.25
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.79)	$(0.88)	$(1.81)	$(1.40)	$(0.52)	$(1.79)
Net asset value, end of period (x)	$51.68	$42.96	$39.42	$34.85	$35.34	$28.85
Total return (%) (r)(s)(t)(x)	24.95(n)	11.33	19.37	2.58	24.75(c)	1.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.11	2.13	2.14	2.13(c)	2.21
Expenses after expense reductions (f)	1.97(a)	1.97	2.07	2.13	2.08(c)	2.19
Net investment income (loss)	(0.85)(a)	(0.78)	(0.55)	(0.55)	(0.45)(c)	(0.59)
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$17,484	$14,222	$13,332	$8,857	$13,743	$13,109
See Notes to Financial Statements
17

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$52.63	$47.77	$41.58	$41.64	$33.68	$34.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.25	$0.19	$0.26(c)	$0.10
Net realized and unrealized gain (loss)	13.19	5.79	7.89	1.29	8.34	0.53
Total from investment operations	$13.23	$5.88	$8.14	$1.48	$8.60	$0.63
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.14)	$(0.14)	$(0.14)	$(0.12)	$(0.15)
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.81)	$(1.02)	$(1.95)	$(1.54)	$(0.64)	$(1.94)
Net asset value, end of period (x)	$64.05	$52.63	$47.77	$41.58	$41.64	$33.68
Total return (%) (r)(s)(t)(x)	25.55(n)	12.45	20.58	3.60	26.03(c)	2.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.10	1.13	1.14	1.14(c)	1.21
Expenses after expense reductions (f)	0.97(a)	0.97	1.06	1.13	1.10(c)	1.18
Net investment income (loss)	0.14(a)	0.17	0.56	0.44	0.70(c)	0.30
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$123,832	$98,214	$83,727	$22,537	$17,272	$18,070
See Notes to Financial Statements
18

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$42.86	$39.33	$34.78	$35.27	$28.79	$30.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.32)	$(0.18)	$(0.20)	$(0.15)(c)	$(0.17)
Net realized and unrealized gain (loss)	10.68	4.73	6.54	1.11	7.15	0.42
Total from investment operations	$10.48	$4.41	$6.36	$0.91	$7.00	$0.25
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$—
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.79)	$(0.88)	$(1.81)	$(1.40)	$(0.52)	$(1.79)
Net asset value, end of period (x)	$51.55	$42.86	$39.33	$34.78	$35.27	$28.79
Total return (%) (r)(s)(t)(x)	24.94(n)	11.33	19.35	2.59	24.77(c)	1.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06(a)	2.11	2.13	2.14	2.13(c)	2.21
Expenses after expense reductions (f)	1.97(a)	1.97	2.10	2.13	2.09(c)	2.19
Net investment income (loss)	(0.82)(a)	(0.80)	(0.52)	(0.56)	(0.47)(c)	(0.59)
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$693	$442	$317	$862	$961	$801
See Notes to Financial Statements
19

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$49.29	$44.88	$39.24	$39.42	$31.97	$33.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.13)	$(0.03)	$(0.02)	$0.02(c)	$(0.03)
Net realized and unrealized gain (loss)	12.33	5.42	7.48	1.24	7.95	0.48
Total from investment operations	$12.23	$5.29	$7.45	$1.22	$7.97	$0.45
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—	$(0.02)
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.79)	$(0.88)	$(1.81)	$(1.40)	$(0.52)	$(1.81)
Net asset value, end of period (x)	$59.73	$49.29	$44.88	$39.24	$39.42	$31.97
Total return (%) (r)(s)(t)(x)	25.24(n)	11.90	19.95	3.12	25.35(c)	1.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.61	1.63	1.64	1.63(c)	1.71
Expenses after expense reductions (f)	1.47(a)	1.47	1.58	1.63	1.58(c)	1.69
Net investment income (loss)	(0.37)(a)	(0.27)	(0.07)	(0.05)	0.05(c)	(0.10)
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$3,663	$3,207	$2,202	$2,581	$2,887	$2,797
See Notes to Financial Statements
20

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$50.99	$46.29	$40.33	$40.46	$32.73	$34.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.01)	$0.08	$0.08	$0.10(c)	$0.05
Net realized and unrealized gain (loss)	12.76	5.59	7.71	1.26	8.17	0.49
Total from investment operations	$12.73	$5.58	$7.79	$1.34	$8.27	$0.54
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.07)	$(0.02)	$(0.10)
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.79)	$(0.88)	$(1.83)	$(1.47)	$(0.54)	$(1.89)
Net asset value, end of period (x)	$61.93	$50.99	$46.29	$40.33	$40.46	$32.73
Total return (%) (r)(s)(t)(x)	25.39(n)	12.18	20.28	3.35	25.70(c)	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32(a)	1.36	1.38	1.39	1.38(c)	1.46
Expenses after expense reductions (f)	1.22(a)	1.22	1.33	1.38	1.34(c)	1.44
Net investment income (loss)	(0.12)(a)	(0.02)	0.19	0.19	0.28(c)	0.16
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$5,016	$4,237	$4,106	$4,324	$4,791	$4,070
See Notes to Financial Statements
21

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$51.38	$46.65	$40.66	$40.75	$32.96	$34.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.11	$0.21	$0.19	$0.20(c)	$0.13
Net realized and unrealized gain (loss)	12.87	5.64	7.73	1.27	8.21	0.48
Total from investment operations	$12.91	$5.75	$7.94	$1.46	$8.41	$0.61
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.14)	$(0.14)	$(0.15)	$(0.10)	$(0.18)
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.80)	$(1.02)	$(1.95)	$(1.55)	$(0.62)	$(1.97)
Net asset value, end of period (x)	$62.49	$51.38	$46.65	$40.66	$40.75	$32.96
Total return (%) (r)(s)(t)(x)	25.55(n)	12.47	20.55	3.62	26.00(c)	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.11	1.13	1.14	1.13(c)	1.21
Expenses after expense reductions (f)	0.97(a)	0.97	1.06	1.13	1.09(c)	1.20
Net investment income (loss)	0.13(a)	0.22	0.49	0.46	0.55(c)	0.41
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$2,062	$1,613	$1,662	$484	$559	$506
See Notes to Financial Statements
22

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$52.65	$47.77	$41.59	$41.65	$33.68	$35.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.14	$0.23	$0.23	$0.11(c)	$0.16
Net realized and unrealized gain (loss)	13.19	5.78	7.93	1.30	8.51	0.49
Total from investment operations	$13.25	$5.92	$8.16	$1.53	$8.62	$0.65
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.16)	$(0.17)	$(0.19)	$(0.13)	$(0.21)
From net realized gain	(1.79)	(0.88)	(1.81)	(1.40)	(0.52)	(1.79)
Total distributions declared to shareholders	$(1.84)	$(1.04)	$(1.98)	$(1.59)	$(0.65)	$(2.00)
Net asset value, end of period (x)	$64.06	$52.65	$47.77	$41.59	$41.65	$33.68
Total return (%) (r)(s)(t)(x)	25.60(n)	12.54	20.64	3.71	26.09(c)	2.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.03	1.05	1.07	1.09(c)	1.14
Expenses after expense reductions (f)	0.90(a)	0.89	0.99	1.06	1.05(c)	1.12
Net investment income (loss)	0.21(a)	0.28	0.53	0.53	0.28(c)	0.48
Portfolio turnover	12(n)	39	21	22	27	28
Net assets at end of period (000 omitted)	$276,658	$212,634	$126,958	$68,931	$48,429	$7,904

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
24

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or
25

Notes to Financial Statements (unaudited) - continued
published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$798,923,451	$—	$—	$798,923,451
Mutual Funds	9,081,890	—	—	9,081,890
Total	$808,005,341	$—	$—	$808,005,341
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
26

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$2,825,280
Long-term capital gains	8,187,042
Total distributions	$11,012,322
27

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$484,780,714
Gross appreciation	325,586,763
Gross depreciation	(2,362,136)
Net unrealized appreciation (depreciation)	$323,224,627
As of 10/31/20
Undistributed ordinary income	254,304
Undistributed long-term capital gain	22,057,856
Other temporary differences	35,828
Net unrealized appreciation (depreciation)	190,035,333
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/21	Year ended 10/31/20
Class A	$10,203,215	$5,586,228
Class B	173,880	105,770
Class C	593,561	300,691
Class I	3,425,408	1,892,782
Class R1	18,956	7,137
Class R2	118,556	42,751
Class R3	150,265	76,270
Class R4	56,587	37,754
Class R6	7,574,129	2,962,939
Total	$22,314,557	$11,012,322
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
28

Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2021, this management fee reduction amounted to $41,802, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses , such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.90%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2022. For the six months ended April 30, 2021, this reduction amounted to $314,603, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $50,136 for the six months ended April 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
29

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 423,161
Class B	0.75%	0.25%	1.00%	1.00%	23,680
Class C	0.75%	0.25%	1.00%	1.00%	80,099
Class R1	0.75%	0.25%	1.00%	1.00%	2,851
Class R2	0.25%	0.25%	0.50%	0.50%	9,006
Class R3	—	0.25%	0.25%	0.25%	6,136
Total Distribution and Service Fees					$544,933
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2021, this rebate amounted to $182 and $1 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2021, were as follows:
Amount
Class A	$1,586
Class B	433
Class C	756
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2021, the fee was $53,029, which equated to 0.0144% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $195,684.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
30

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2021, this reimbursement amounted to $20,318, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $101,488,805 and $85,084,260, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	547,621	$31,734,209	1,098,934	$52,211,516
Class B	2,423	119,667	4,555	188,257
Class C	39,510	1,913,879	83,107	3,324,862
Class I	342,730	20,477,899	1,690,731	82,177,571
Class R1	3,817	183,953	2,146	88,164
Class R2	6,002	331,313	29,310	1,320,650
Class R3	7,669	440,341	28,800	1,216,184
Class R4	4,985	289,567	9,023	434,502
Class R6	807,030	48,168,772	2,146,974	104,252,611
	1,761,787	$103,659,600	5,093,580	$245,214,317
31

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	174,579	$9,697,846	110,707	$5,320,567
Class B	3,644	170,911	2,537	104,319
Class C	12,672	586,230	7,268	294,937
Class I	59,604	3,404,556	38,246	1,884,757
Class R1	411	18,956	176	7,137
Class R2	2,187	116,712	810	37,550
Class R3	2,718	150,265	1,594	76,270
Class R4	972	54,139	766	36,834
Class R6	125,531	7,170,353	54,984	2,708,490
	382,318	$21,369,968	217,088	$10,470,861
Shares reacquired
Class A	(363,351)	$(20,936,942)	(1,626,690)	$(76,399,178)
Class B	(11,122)	(549,931)	(32,249)	(1,310,656)
Class C	(44,868)	(2,148,333)	(97,548)	(3,936,988)
Class I	(335,148)	(20,007,132)	(1,615,634)	(75,051,948)
Class R1	(1,110)	(52,290)	(69)	(2,787)
Class R2	(11,926)	(662,085)	(14,131)	(668,255)
Class R3	(12,501)	(726,923)	(36,003)	(1,757,724)
Class R4	(4,355)	(258,373)	(14,010)	(648,509)
Class R6	(652,437)	(39,254,256)	(821,091)	(39,971,019)
	(1,436,818)	$(84,596,265)	(4,257,425)	$(199,747,064)
Net change
Class A	358,849	$20,495,113	(417,049)	$(18,867,095)
Class B	(5,055)	(259,353)	(25,157)	(1,018,080)
Class C	7,314	351,776	(7,173)	(317,189)
Class I	67,186	3,875,323	113,343	9,010,380
Class R1	3,118	150,619	2,253	92,514
Class R2	(3,737)	(214,060)	15,989	689,945
Class R3	(2,114)	(136,317)	(5,609)	(465,270)
Class R4	1,602	85,333	(4,221)	(177,173)
Class R6	280,124	16,084,869	1,380,867	66,990,082
	707,287	$40,433,303	1,053,243	$55,938,114
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
32

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $1,414 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,789,020	$58,762,896	$57,470,025	$—	$(1)	$9,081,890

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,108	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
33

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
34

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
35

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
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Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2021
MFS®  Income Fund
MFO-SEM

MFS® Income Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
U.S. Treasury Securities	26.6%
Investment Grade Corporates	24.9%
High Yield Corporates	19.8%
Collateralized Debt Obligations	11.9%
Commercial Mortgage-Backed Securities	10.1%
Emerging Markets Bonds	8.4%
Municipal Bonds	1.9%
Asset-Backed Securities	0.9%
Residential Mortgage-Backed Securities	0.5%
Mortgage-Backed Securities	0.1%
Composition including fixed income credit quality (a)(i)
AAA	7.5%
AA	3.1%
A	8.7%
BBB	28.6%
BB	18.0%
B	7.0%
CCC	1.2%
D (o)	0.0%
U.S. Government	21.9%
Federal Agencies	0.1%
Not Rated	9.0%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	(0.4)%
Other	(4.7)%
Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	7.2 yrs.

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.73%	$1,000.00	$1,011.07	$3.64
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
B	Actual	1.48%	$1,000.00	$1,007.28	$7.37
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
C	Actual	1.48%	$1,000.00	$1,007.28	$7.37
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
I	Actual	0.48%	$1,000.00	$1,012.33	$2.39
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R6	Actual	0.40%	$1,000.00	$1,012.72	$2.00
	Hypothetical (h)	0.40%	$1,000.00	$1,022.81	$2.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.6%
Aerospace & Defense – 1.6%
Boeing Co., 2.196%, 2/04/2026	$2,018,000	$ 2,021,621
Boeing Co., 2.95%, 2/01/2030	453,000	454,629
Boeing Co., 5.705%, 5/01/2040	359,000	445,205
Boeing Co., 5.805%, 5/01/2050	349,000	448,066
Moog, Inc., 4.25%, 12/15/2027 (n)	2,000,000	2,055,000
TransDigm, Inc., 6.375%, 6/15/2026	900,000	933,188
TransDigm, Inc., 4.625%, 1/15/2029 (n)	1,000,000	985,510
		$7,343,219
Asset-Backed & Securitized – 23.3%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.186% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$1,250,000	$ 1,228,284
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 1.826% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	850,000	850,306
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.265% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	1,740,000	1,740,543
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.615% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	1,506,000	1,502,238
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.565% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	1,768,000	1,758,688
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.065% (LIBOR - 1mo. + 2.95%) 12/15/2035 (n)	701,000	700,996
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.766% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,729,000	1,690,310
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.438% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	1,750,000	1,744,803
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.815% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,751,843	1,741,632
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.214% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	353,777	353,004
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.214% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,967,000	1,949,319
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.465% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	1,720,000	1,711,430
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.415% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,735,000	1,722,026
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	500,000	534,452
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.711% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	123,628	131,909

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.115% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	$1,505,000	$ 1,493,794
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.165% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,300,000	1,297,573
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	573,498	582,516
Business Jet Securities LLC, 2021-1A, “C”, 5.067%, 4/15/2036 (n)	483,370	483,870
BXMT Ltd., 2021-FL4, “B”, FLR, 1.67% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,123,000	2,124,309
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	764,773	787,950
CHCP 2021-FL1 Ltd., “C”, FLR, 2.216% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	549,500	549,845
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,000,000	2,148,455
CLNC Ltd., 2019-FL1, “C”, FLR, 2.515% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	1,735,000	1,729,560
Columbia Cent CLO 28 Ltd., “B-R”, 0%, 11/07/2030 (n)	2,083,333	2,083,554
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	912,900	970,550
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,990,221
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	674,459	7
Cutwater Ltd., 2015-1A, “BR”, FLR, 1.984% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	1,500,000	1,482,009
Dryden Senior Loan Fund, 2017-49A, “CR”, FLR, 2.24% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	2,000,000	2,000,214
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	877,000	896,503
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	290,000	295,995
Flagship CLO, 2014-8A, “BRR”, FLR, 1.583% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,572,522	1,575,411
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 2.084% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	1,740,000	1,732,660
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.874% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	1,180,000	1,179,783
GS Mortgage Securities Trust, 2019-GC42, “A4”, 3.001%, 9/01/2052	3,555,000	3,793,245
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	1,738,278	1,851,335
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	1,006,511	1,066,317

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 2.865% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	$1,300,000	$ 1,290,286
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.365% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	870,000	871,234
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.965% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,340,593	1,342,476
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	769,436	844,836
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 2.666% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	1,295,000	1,295,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.665% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,740,000	1,730,209
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.065% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,355,850	1,341,460
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.565% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,291,000	1,253,098
Magnetite CLO Ltd., 2015-16A, “DR”, FLR, 2.34% (LIBOR - 3mo. + 2.15%), 1/18/2028 (n)	500,000	493,180
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.634% (LIBOR - 3mo. + 2.45%), 10/15/2028	1,250,000	1,249,872
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.456% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	2,241,000	2,239,599
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.814% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,250,000	2,247,892
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.865% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,250,000	2,280,933
MF1 Multi-Family Housing Mortgage Loan Trust, 2021-FL5, “D”, FLR, 2.615% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	3,000,000	2,997,189
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,050,279	1,155,512
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 1.788% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,750,000	1,750,000
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 0%, 4/20/2034 (n)	1,750,000	1,750,178
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.534% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	1,500,000	1,500,786
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.082% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	879,778	862,013
Parallel Ltd., 2015-1A, “DR”, FLR, 2.738% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	1,750,000	1,745,541
PFP III Ltd., 2021-7, “C”, FLR, 1.766% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	431,500	430,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.232% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	$1,500,000	$ 1,500,142
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	432,470	441,858
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.838% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	1,000,000	988,047
Starwood Commercial Mortgage, 2021-FL2, “D”, 0%, 4/18/2038 (n)	3,000,000	3,005,622
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	2,996,753	3,310,025
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	1,052,000	1,154,768
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	1,291,913	1,355,085
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	299,611	300,529
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	1,740,000	1,832,562
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,490,000	3,860,971
Wells Fargo Commercial Mortgage Trust, 2017-RB1, 3.635%, 3/15/2050	1,500,000	1,660,281
Wells Fargo Commercial Mortgage Trust, 2018-C44, 4.212%, 5/15/2051	1,500,000	1,709,763
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	1,124,666	1,206,606
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.884% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	1,360,000	1,359,315
		$ 105,832,910
Automotive – 1.4%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$2,000,000	$ 1,930,000
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,250,000	2,864,494
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,490,000	1,566,363
		$6,360,857
Broadcasting – 1.0%
Discovery, Inc., 4.65%, 5/15/2050	$857,000	$ 949,245
iHeartCommunications, Inc., 8.375%, 5/01/2027	1,000,000	1,073,000
RELX Capital, Inc., 3%, 5/22/2030	674,000	704,874
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	2,000,000	2,025,000
		$4,752,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.4%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$1,958,000	$ 2,238,413
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	899,000	879,393
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	2,000,000	2,085,000
Raymond James Financial, 4.65%, 4/01/2030	1,069,000	1,264,497
		$6,467,303
Building – 0.7%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$1,054,000	$ 1,157,071
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,000,000	1,874,650
		$3,031,721
Business Services – 1.0%
Global Payments, Inc., 2.9%, 5/15/2030	$1,080,000	$ 1,107,807
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	2,100,000	2,094,288
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	1,305,000	1,395,540
		$4,597,635
Cable TV – 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$2,300,000	$ 2,339,997
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	1,800,000	1,887,424
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	2,000,000	2,161,250
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,800,000	1,906,200
Time Warner Cable, Inc., 4.5%, 9/15/2042	1,279,000	1,383,976
		$9,678,847
Chemicals – 0.6%
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	$2,000,000	$ 1,995,000
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	832,000	850,720
		$2,845,720
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$1,388,000	$ 1,643,545
Computer Software - Systems – 0.5%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$1,965,000	$ 2,087,567
Conglomerates – 2.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,000,000	$ 1,060,000
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,900,000	1,933,250
EnerSys, 4.375%, 12/15/2027 (n)	1,800,000	1,885,500
Gates Global LLC, 6.25%, 1/15/2026 (n)	1,500,000	1,570,440
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,534,000	2,914,426
		$9,363,616

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – 0.8%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,500,000	$ 1,571,250
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	1,000,000	1,017,500
Sunac China Holdings Ltd., 7.5%, 2/01/2024	1,057,000	1,110,378
		$3,699,128
Consumer Products – 0.4%
Mattel, Inc., 6.75%, 12/31/2025 (n)	$186,000	$ 195,393
Mattel, Inc., 3.375%, 4/01/2026 (n)	1,506,000	1,559,041
		$1,754,434
Consumer Services – 1.5%
Expedia Group, Inc., 3.25%, 2/15/2030	$1,950,000	$ 1,979,513
Match Group, Inc., 5%, 12/15/2027 (n)	1,800,000	1,894,500
Meituan, 3.05%, 10/28/2030 (n)	1,024,000	992,350
MercadoLibre, Inc., 2.375%, 1/14/2026	852,000	849,529
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	307,000	255,016
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	889,000	573,326
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	307,000	174,139
		$6,718,373
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$1,500,000	$ 1,557,000
Electrical Equipment – 0.5%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$2,224,000	$ 2,455,182
Electronics – 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$1,967,000	$ 2,106,833
Broadcom, Inc., 4.3%, 11/15/2032	1,442,000	1,591,567
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	1,900,000	2,118,500
		$5,816,900
Emerging Market Quasi-Sovereign – 0.7%
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)	$887,000	$ 884,853
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	1,041,000	988,285
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	1,087,000	1,113,501
		$2,986,639

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 3.4%
Dominican Republic, 4.5%, 1/30/2030 (n)		$1,018,000	$ 1,056,175
Dominican Republic, 4.875%, 9/23/2032 (n)		1,301,000	1,361,497
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		1,864,000	1,964,190
Kingdom of Morocco, 3%, 12/15/2032 (n)		1,058,000	1,004,656
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	32,942,000	780,201
Republic of Costa Rica, 6.125%, 2/19/2031		$871,000	908,018
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	797,000	961,700
Republic of El Salvador, 6.375%, 1/18/2027		$1,112,000	1,148,140
Republic of El Salvador, 8.625%, 2/28/2029		119,000	133,161
Republic of Kenya, 8%, 5/22/2032		1,516,000	1,659,965
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	490,000	569,426
Republic of Pakistan, 6%, 4/08/2026 (n)		$895,000	919,487
Republic of Romania, 2%, 4/14/2033 (n)	EUR	712,000	843,823
Republic of South Africa, 8.25%, 3/31/2032	ZAR	17,192,000	1,043,253
Sultanate of Oman, 6.25%, 1/25/2031 (n)		$1,062,000	1,141,650
			$15,495,342
Energy - Independent – 1.1%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$616,000	$ 646,690
Energean Israel Finance Ltd., 4.875%, 3/30/2026		1,112,000	1,146,750
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,834,000	2,054,960
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		1,091,000	1,113,758
			$4,962,158
Energy - Integrated – 0.7%
Eni S.p.A., 4%, 9/12/2023 (n)		$1,342,000	$ 1,440,900
Eni S.p.A., 4.25%, 5/09/2029 (n)		1,353,000	1,516,693
			$2,957,593
Entertainment – 0.3%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (n)		$1,500,000	$ 1,548,750
Financial Institutions – 2.6%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$1,328,000	$ 1,562,980
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		2,285,000	2,427,938
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		2,342,000	2,382,239
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		1,823,000	1,773,398
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		1,932,865	1,914,570
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		1,692,000	1,679,310
			$11,740,435

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$874,509	$ 989,128
Aramark Services, Inc., 5%, 2/01/2028 (n)	1,000,000	1,046,250
Bacardi Ltd., 5.15%, 5/15/2038 (n)	955,000	1,146,654
Central American Bottling Corp., 5.75%, 1/31/2027 (n)	700,000	736,750
JBS U.S.A. Lux S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 6.5%, 4/15/2029	782,000	877,803
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,800,000	1,980,018
		$6,776,603
Gaming & Lodging – 1.9%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$2,062,000	$ 2,182,627
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	400,000	421,824
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	2,000,000	2,005,000
Marriott International, Inc., 5.75%, 5/01/2025	439,000	505,352
Marriott International, Inc., 4.625%, 6/15/2030	561,000	629,868
Marriott International, Inc., 2.85%, 4/15/2031	654,000	650,113
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,000,000	2,064,400
		$8,459,184
Insurance - Property & Casualty – 2.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$1,000,000	$ 1,050,000
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	2,170,000	2,347,785
Aon Corp., 4.5%, 12/15/2028	2,224,000	2,563,620
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,201,000	2,478,252
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	452,000	456,012
		$8,895,669
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,076,000	$ 1,170,922
CNH Industrial Capital LLC, 3.85%, 11/15/2027	1,025,000	1,136,328
		$2,307,250
Major Banks – 3.5%
Bank of America Corp., 3.248%, 10/21/2027	$3,295,000	$ 3,575,428
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	579,000	657,314
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	1,800,000	1,984,500
Barclays PLC, 4.375%, 1/12/2026	1,325,000	1,485,481
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	330,230
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	536,000	539,031
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,150,000	1,153,542

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	$726,000	$ 745,793
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	1,336,000	1,481,916
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	2,746,000	2,735,730
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	995,000	1,125,768
		$15,814,733
Medical & Health Technology & Services – 2.5%
DaVita, Inc., 4.625%, 6/01/2030 (n)	$2,000,000	$ 2,025,000
HCA, Inc., 5.375%, 2/01/2025	1,750,000	1,950,253
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050	1,768,000	1,572,027
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	1,437,000	1,663,859
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	568,000	670,704
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	2,000,000	1,955,000
Tower Health, 4.451%, 2/01/2050	1,730,000	1,453,200
		$11,290,043
Metals & Mining – 0.7%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$662,000	$ 658,286
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	775,000	776,858
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	911,000	898,194
Novelis Corp., 5.875%, 9/30/2026 (n)	1,000,000	1,043,190
		$3,376,528
Midstream – 2.3%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$2,125,000	$ 2,260,517
Enbridge, Inc., 3.125%, 11/15/2029	1,344,000	1,410,235
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,000,000	1,062,200
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	1,498,000	1,451,255
MPLX LP, 4.5%, 4/15/2038	2,200,000	2,416,222
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,258,000	1,295,690
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	688,000	774,870
		$10,670,989
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 5/01/2031	$11,699	$ 13,303
Fannie Mae, 3%, 2/25/2033 (i)	326,021	32,643
Fannie Mae, 5.5%, 9/01/2034 - 11/01/2036	45,295	52,654
Fannie Mae, 6%, 11/01/2034	120,066	142,676
Fannie Mae, UMBS, 2.5%, 3/01/2050	81,699	84,872
Freddie Mac, 1.017%, 4/25/2024 (i)	85,550	1,753

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 9/20/2047	$172,233	$ 182,113
		$510,014
Municipals – 1.9%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$1,205,000	$ 1,202,936
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,730,000	1,730,724
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	1,155,000	1,488,444
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	2,500,000	2,469,653
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	27,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	455,000	414,050
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 4.55%, 7/01/2040	1,326,000	1,314,746
		$8,648,303
Oil Services – 0.2%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)	$898,000	$ 904,735
Other Banks & Diversified Financials – 0.4%
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	$872,000	$ 885,080
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	1,068,000	1,105,081
		$1,990,161
Pharmaceuticals – 0.3%
AbbVie, Inc., 3.8%, 3/15/2025	$1,206,000	$ 1,321,049
Printing & Publishing – 0.2%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,000,000	$ 1,052,500
Real Estate - Apartment – 0.5%
Mid-America Apartments LP, 2.75%, 3/15/2030	$2,266,000	$ 2,314,646
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$2,000,000	$ 2,105,000
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$1,504,000	$ 1,454,487

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.5%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		$2,086,000	$ 2,195,432
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)		$2,180,000	$ 2,238,236
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$1,500,000	$ 1,567,455
Specialty Stores – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024 (n)		$525,000	$ 526,885
Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 6/15/2022		$1,290,000	$ 1,345,212
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	914,000	1,142,899
			$2,488,111
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT, 3.55%, 7/15/2027		$2,165,000	$ 2,363,696
American Tower Corp., REIT, 3.1%, 6/15/2050		912,000	850,413
Crown Castle International Corp., 4.15%, 7/01/2050		1,638,000	1,770,723
SBA Communications Corp., 3.875%, 2/15/2027		2,000,000	2,045,350
T-Mobile USA, Inc., 2.875%, 2/15/2031		308,000	300,685
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)		1,899,000	2,107,244
			$9,438,111
Tobacco – 0.4%
B.A.T. Capital Corp., 3.215%, 9/06/2026		$1,869,000	$ 1,977,869
Transportation - Services – 0.4%
Delhi International Airport Private Ltd., 6.125%, 10/31/2026		$1,046,000	$ 1,048,615
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		823,000	832,525
			$1,881,140
U.S. Treasury Obligations – 21.8%
U.S. Treasury Bonds, 1.375%, 11/15/2040		$12,900,000	$ 11,239,125
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)		7,646,000	7,980,214
U.S. Treasury Bonds, 2.375%, 11/15/2049		8,576,900	8,736,042
U.S. Treasury Notes, 1.625%, 12/15/2022		37,000,000	37,896,094
U.S. Treasury Notes, 0.125%, 12/31/2022		23,100,000	23,095,488
U.S. Treasury Notes, 0.25%, 9/30/2025		10,250,000	10,044,199
			$98,991,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 4.0%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	$760,000	$ 809,400
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,200,000	1,245,240
Calpine Corp., 3.75%, 3/01/2031 (n)	2,000,000	1,909,700
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	2,915,000	2,873,286
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	2,476,000	2,696,907
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	685,000	803,784
FirstEnergy Corp., 5.35%, 7/15/2047	2,460,000	2,853,600
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,800,000	1,943,136
Pacific Gas & Electric Co., 3.5%, 8/01/2050	2,250,000	1,948,399
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	459,000	486,750
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	469,000	465,717
		$18,035,919
Total Bonds (Identified Cost, $443,922,986)		$ 452,929,207
Common Stocks – 0.0%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	36,995	$ 74,043
Energy - Independent – 0.0%
Frontera Energy Corp.	5,520	$ 25,944
Total Common Stocks (Identified Cost, $108,652)		$ 99,987
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $7,040,295)	7,040,295	$ 7,040,295
Other Assets, Less Liabilities – (1.2)%		(5,438,297)
Net Assets – 100.0%		$ 454,631,192

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,040,295 and $453,029,194, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $196,967,284, representing 43.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
MYR	Malaysian Ringgit
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 4/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
IDR	15,416,930,038	USD	1,052,350	Merrill Lynch International	6/24/2021	$9,722
INR	81,927,000	USD	1,085,298	JPMorgan Chase Bank N.A.	5/07/2021	20,133
MYR	4,289,000	USD	1,036,817	Barclays Bank PLC	6/15/2021	8,264
USD	1,098,487	ZAR	16,079,430	HSBC Bank	7/16/2021	1,060
						$39,179
Liability Derivatives
USD	3,524,493	EUR	2,935,326	JPMorgan Chase Bank N.A.	7/16/2021	$(9,998)
USD	1,022,074	IDR	14,973,386,106	Merrill Lynch International	6/24/2021	(9,442)
						$(19,440)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	135	$29,802,305	June – 2021	$2,336
U.S. Treasury Ultra Note 10 yr	Short	USD	163	23,724,141	June – 2021	541,829
						$544,165
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	83	$15,430,219	June – 2021	$(159,576)
At April 30, 2021, the fund had liquid securities with an aggregate value of $414,353 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $444,031,638)	$453,029,194
Investments in affiliated issuers, at value (identified cost, $7,040,295)	7,040,295
Receivables for
Forward foreign currency exchange contracts	39,179
Net daily variation margin on open futures contracts	5,553
Fund shares sold	818,480
Interest	3,205,679
Receivable from investment adviser	33,321
Other assets	12,309
Total assets	$464,184,010
Liabilities
Payable to custodian	$34,683
Payables for
Distributions	30,138
Forward foreign currency exchange contracts	19,440
Investments purchased	6,837,379
Fund shares reacquired	2,438,707
Payable to affiliates
Administrative services fee	384
Shareholder servicing costs	114,855
Distribution and service fees	4,937
Payable for independent Trustees' compensation	564
Accrued expenses and other liabilities	71,731
Total liabilities	$9,552,818
Net assets	$454,631,192
Net assets consist of
Paid-in capital	$441,818,439
Total distributable earnings (loss)	12,812,753
Net assets	$454,631,192
Shares of beneficial interest outstanding	64,834,288

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$278,448,959	39,675,451	$7.02
Class B	5,150,423	738,954	6.97
Class C	15,529,226	2,233,168	6.95
Class I	120,011,208	17,128,742	7.01
Class R6	35,491,376	5,057,973	7.02

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.33 [100 / 95.75 x $7.02]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$6,195,549
Dividends from affiliated issuers	4,840
Foreign taxes withheld	(10,754)
Total investment income	$6,189,635
Expenses
Management fee	$1,086,775
Distribution and service fees	443,695
Shareholder servicing costs	230,130
Administrative services fee	32,788
Independent Trustees' compensation	4,179
Custodian fee	25,990
Shareholder communications	27,181
Audit and tax fees	35,710
Legal fees	1,476
Miscellaneous	75,317
Total expenses	$1,963,241
Fees paid indirectly	(200)
Reduction of expenses by investment adviser and distributor	(494,345)
Net expenses	$1,468,696
Net investment income (loss)	$4,720,939
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,700,892
Futures contracts	(291,634)
Forward foreign currency exchange contracts	(309,810)
Foreign currency	(103,888)
Net realized gain (loss)	$4,995,560
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,588,662)
Futures contracts	274,526
Forward foreign currency exchange contracts	28,223
Translation of assets and liabilities in foreign currencies	(677)
Net unrealized gain (loss)	$(5,286,590)
Net realized and unrealized gain (loss)	$(291,030)
Change in net assets from operations	$4,429,909
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20
Change in net assets
From operations
Net investment income (loss)	$4,720,939	$9,646,083
Net realized gain (loss)	4,995,560	7,433,849
Net unrealized gain (loss)	(5,286,590)	5,374,993
Change in net assets from operations	$4,429,909	$22,454,925
Total distributions to shareholders	$(6,166,641)	$(10,203,450)
Change in net assets from fund share transactions	$39,950,265	$100,754,661
Total change in net assets	$38,213,533	$113,006,136
Net assets
At beginning of period	416,417,659	303,411,523
At end of period	$454,631,192	$416,417,659
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$7.04	$6.80	$6.27	$6.64	$6.58	$6.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.18	$0.20	$0.20	$0.21(c)	$0.24
Net realized and unrealized gain (loss)	0.01(g)	0.25	0.53	(0.38)	0.08	0.16
Total from investment operations	$0.08	$0.43	$0.73	$(0.18)	$0.29	$0.40
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.20)	$(0.19)	$(0.23)	$(0.23)
From net realized gain	(0.01)	—	—	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.19)	$(0.20)	$(0.19)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$7.02	$7.04	$6.80	$6.27	$6.64	$6.58
Total return (%) (r)(s)(t)(x)	1.11(n)	6.46	11.86	(2.77)	4.44(c)	6.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95(a)	0.99	1.09	1.09	1.12(c)	1.12
Expenses after expense reductions (f)(h)	0.73(a)	0.76	1.02	1.04	1.04(c)	1.05
Net investment income (loss)	2.12(a)	2.64	3.05	3.04	3.18(c)	3.68
Portfolio turnover	39(n)	95	103	66	69	21
Net assets at end of period (000 omitted)	$278,449	$250,293	$210,404	$191,061	$207,268	$212,431
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$6.99	$6.76	$6.22	$6.60	$6.54	$6.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.13	$0.15	$0.15	$0.16(c)	$0.19
Net realized and unrealized gain (loss)	(0.00)(g)(w)	0.24	0.54	(0.39)	0.08	0.17
Total from investment operations	$0.05	$0.37	$0.69	$(0.24)	$0.24	$0.36
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.14)	$(0.15)	$(0.14)	$(0.18)	$(0.18)
From net realized gain	(0.01)	—	—	—	—	—
Total distributions declared to shareholders	$(0.07)	$(0.14)	$(0.15)	$(0.14)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$6.97	$6.99	$6.76	$6.22	$6.60	$6.54
Total return (%) (r)(s)(t)(x)	0.73(n)	5.54	11.27	(3.63)	3.67(c)	5.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70(a)	1.74	1.84	1.84	1.87(c)	1.87
Expenses after expense reductions (f)(h)	1.48(a)	1.51	1.78	1.80	1.80(c)	1.80
Net investment income (loss)	1.38(a)	1.92	2.31	2.28	2.48(c)	2.96
Portfolio turnover	39(n)	95	103	66	69	21
Net assets at end of period (000 omitted)	$5,150	$6,402	$11,016	$13,331	$18,387	$24,052
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$6.97	$6.74	$6.21	$6.58	$6.52	$6.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.13	$0.15	$0.15	$0.16(c)	$0.19
Net realized and unrealized gain (loss)	(0.00)(g)(w)	0.24	0.53	(0.38)	0.08	0.16
Total from investment operations	$0.05	$0.37	$0.68	$(0.23)	$0.24	$0.35
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.14)	$(0.15)	$(0.14)	$(0.18)	$(0.18)
From net realized gain	(0.01)	—	—	—	—	—
Total distributions declared to shareholders	$(0.07)	$(0.14)	$(0.15)	$(0.14)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$6.95	$6.97	$6.74	$6.21	$6.58	$6.52
Total return (%) (r)(s)(t)(x)	0.73(n)	5.55	11.12	(3.55)	3.67(c)	5.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70(a)	1.74	1.84	1.84	1.87(c)	1.87
Expenses after expense reductions (f)(h)	1.48(a)	1.51	1.78	1.80	1.80(c)	1.80
Net investment income (loss)	1.38(a)	1.90	2.31	2.26	2.48(c)	2.97
Portfolio turnover	39(n)	95	103	66	69	21
Net assets at end of period (000 omitted)	$15,529	$19,035	$17,783	$19,834	$32,196	$38,836
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18	10/31/17	10/31/16
Net asset value, beginning of period	$7.03	$6.79	$6.26	$6.63	$6.58	$6.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.21	$0.21	$0.22(c)	$0.25
Net realized and unrealized gain (loss)	(0.00)(g)(w)	0.25	0.54	(0.38)	0.07	0.18
Total from investment operations	$0.08	$0.45	$0.75	$(0.17)	$0.29	$0.43
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.21)	$(0.22)	$(0.20)	$(0.24)	$(0.25)
From net realized gain	(0.01)	—	—	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.21)	$(0.22)	$(0.20)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$7.01	$7.03	$6.79	$6.26	$6.63	$6.58
Total return (%) (r)(s)(t)(x)	1.23(n)	6.73	12.15	(2.54)	4.54(c)	6.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70(a)	0.74	0.84	0.84	0.87(c)	0.85
Expenses after expense reductions (f)(h)	0.48(a)	0.51	0.77	0.80	0.80(c)	0.80
Net investment income (loss)	2.37(a)	2.86	3.28	3.25	3.30(c)	3.86
Portfolio turnover	39(n)	95	103	66	69	21
Net assets at end of period (000 omitted)	$120,011	$114,592	$50,067	$46,277	$90,086	$33,820
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/21 (unaudited)	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$7.04	$6.80	$6.27	$6.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.20	$0.22	$0.15
Net realized and unrealized gain (loss)	(0.00)(g)(w)	0.25	0.53	(0.22)
Total from investment operations	$0.09	$0.45	$0.75	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.21)	$(0.22)	$(0.14)
From net realized gain	(0.01)	—	—	—
Total distributions declared to shareholders	$(0.11)	$(0.21)	$(0.22)	$(0.14)
Net asset value, end of period (x)	$7.02	$7.04	$6.80	$6.27
Total return (%) (r)(s)(t)(x)	1.27(n)	6.81	12.22	(1.03)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62(a)	0.66	0.76	0.72(a)
Expenses after expense reductions (f)(h)	0.40(a)	0.43	0.70	0.71(a)
Net investment income (loss)	2.43(a)	2.95	3.37	3.53(a)
Portfolio turnover	39(n)	95	103	66
Net assets at end of period (000 omitted)	$35,491	$26,095	$14,141	$12,798

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	For financial highlights through October 31, 2018, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, March 2, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) - continued
net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$74,043	$—	$74,043
Canada	25,944	—	—	25,944
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	98,991,162	—	98,991,162
Non - U.S. Sovereign Debt	—	20,970,092	—	20,970,092
Municipal Bonds	—	8,648,303	—	8,648,303
U.S. Corporate Bonds	—	153,522,216	—	153,522,216
Residential Mortgage-Backed Securities	—	2,723,724	—	2,723,724
Commercial Mortgage-Backed Securities	—	45,748,499	—	45,748,499
Asset-Backed Securities (including CDOs)	—	57,870,701	—	57,870,701
Foreign Bonds	—	64,454,510	—	64,454,510
Mutual Funds	7,040,295	—	—	7,040,295
Total	$7,066,239	$453,003,250	$—	$460,069,489
Other Financial Instruments
Futures Contracts – Assets	$544,165	$—	$—	$544,165
Futures Contracts – Liabilities	(159,576)	—	—	(159,576)
Forward Foreign Currency Exchange Contracts – Assets	—	39,179	—	39,179
Forward Foreign Currency Exchange Contracts – Liabilities	—	(19,440)	—	(19,440)

Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$544,165	$(159,576)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	39,179	(19,440)
Total		$583,344	$(179,016)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(291,634)	$ —
Foreign Exchange	—	(309,810)
Total	$(291,634)	$(309,810)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$274,526	$ —
Foreign Exchange	—	28,223
Total	$274,526	$28,223
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of

Notes to Financial Statements (unaudited) - continued
foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has

Notes to Financial Statements (unaudited) - continued
the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/20
Ordinary income (including any short-term capital gains)	$10,203,450

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21
Cost of investments	$452,303,519
Gross appreciation	12,147,337
Gross depreciation	(4,381,367)
Net unrealized appreciation (depreciation)	$ 7,765,970
As of 10/31/20
Undistributed ordinary income	1,814,821
Other temporary differences	(949,930)
Net unrealized appreciation (depreciation)	13,684,594
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/21	Year ended 10/31/20
Class A	$3,682,949	$6,400,848
Class B	59,541	175,744
Class C	177,130	382,447
Class I	1,790,563	2,597,372
Class R6	456,458	647,039
Total	$6,166,641	$10,203,450
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.40%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2022. For the six months ended April 30, 2021, this management fee reduction amounted to $217,353, which is

Notes to Financial Statements (unaudited) - continued
included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2021, this management fee reduction amounted to $24,691, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class's average daily net assets:
Classes
A	B	C	I	R6
0.73%	1.48%	1.48%	0.48%	0.40%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2022. For the six months ended April 30, 2021, this reduction amounted to $251,576, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,544 for the six months ended April 30, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 330,134
Class B	0.75%	0.25%	1.00%	1.00%	28,848
Class C	0.75%	0.25%	1.00%	1.00%	84,713
Total Distribution and Service Fees					$443,695
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to

Notes to Financial Statements (unaudited) - continued
accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2021, this rebate amounted to $714 and $11 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2021, were as follows:
Amount
Class A	$7,540
Class B	2,758
Class C	278
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2021, the fee was $53,697, which equated to 0.0247% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $176,433.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2021 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$101,353,348	$111,092,069
Non-U.S. Government securities	110,449,581	54,559,445
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,164,348	$50,829,790	10,812,634	$74,400,363
Class B	79,920	565,243	82,571	557,199
Class C	239,474	1,684,732	1,079,461	7,353,599
Class I	6,176,292	43,895,382	17,789,687	121,281,506
Class R6	1,863,176	13,185,443	2,428,151	16,478,416
	15,523,210	$110,160,590	32,192,504	$220,071,083
Shares issued to shareholders in reinvestment of distributions
Class A	497,288	$3,535,451	885,856	$6,100,278
Class B	8,017	56,694	23,750	161,862
Class C	24,878	175,462	53,673	365,908
Class I	239,746	1,700,857	353,145	2,433,029
Class R6	64,016	454,664	93,697	646,342
	833,945	$5,923,128	1,410,121	$9,707,419
Shares reacquired
Class A	(3,547,650)	$(25,181,573)	(7,065,398)	$(48,103,177)
Class B	(265,048)	(1,868,678)	(820,875)	(5,448,590)
Class C	(760,672)	(5,370,814)	(1,041,719)	(7,083,960)
Class I	(5,594,199)	(39,621,867)	(9,205,266)	(62,292,980)
Class R6	(577,267)	(4,090,521)	(892,540)	(6,095,134)
	(10,744,836)	$(76,133,453)	(19,025,798)	$(129,023,841)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/21		Year ended 10/31/20
	Shares	Amount	Shares	Amount
Net change
Class A	4,113,986	$29,183,668	4,633,092	$32,397,464
Class B	(177,111)	(1,246,741)	(714,554)	(4,729,529)
Class C	(496,320)	(3,510,620)	91,415	635,547
Class I	821,839	5,974,372	8,937,566	61,421,555
Class R6	1,349,925	9,549,586	1,629,308	11,029,624
	5,612,319	$39,950,265	14,576,827	$100,754,661
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2021, the fund’s commitment fee and interest expense were $959 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,188,509	$219,401,845	$220,550,059	$—	$—	$7,040,295

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,840	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.